Submission	Jun. 29, 2026
Submission [Line Items]
Central Index Key	0002057388
Registrant Name	Franklin Solana Trust
Registration File Number	333-285121
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Franklin Solana Trust
Street 1	ONE FRANKLIN PARKWAY
City	SAN MATEO
State or Country Code	CA
Zip Code	94403
Reporting FY End Date	Mar. 31, 2026